UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management Advisors Inc

Address:   1177 West Loop South
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        8/10/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              79

Form 13F Information Table Value Total:  $142,456,140.33
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------- ----------------- --------- ------------ ----------------- ---------- -------- ------------------
                                                                  VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------------- ----------------- --------- ------------ -------- --- ---- ---------- -------- ------ ------ ----
Covidien PLC                       Com               g2554f105   193,714.56     5174          SOLE                  5174      0    0
Boston Beer Co - Cl A              Com               100557107   201,951.75     6825          SOLE                  6825      0    0
L-1 Identity Solutions             Com               50212A106   205,961.40    26610          SOLE                 26610      0    0
United Technologies                Com               913017109   209,139.00     4025          SOLE                  4025      0    0
US Bancorp                         Com               902973304   221,670.40    12370          SOLE                 12370      0    0
Enterprise Products Partners       Com               293792107   223,013.48     8942          SOLE                  8942      0    0
Clorox                             Com               189054109   232,252.80     4160          SOLE                  4160      0    0
Key Energy Services                Com               492914106   239,961.60    41660          SOLE                 41660      0    0
Markel Corp 7.50% PFD (c082211)    Com               570535203   258,552.00    10800          SOLE                 10800      0    0
Temple Inland                      Com               879868107   262,400.00    20000          SOLE                 20000      0    0
Copano Energy                      Com               217202100   286,492.50    17850          SOLE                 17850      0    0
Tidewater                          Com               886423102   287,443.35     6705          SOLE                  6705      0    0
Comcast Corp 7.00% Pfd             Com               20030n408   293,394.00    12840          SOLE                 12840      0    0
(c091511@25)
Xilinx                             Com               983919101   317,130.00    15500          SOLE                 15500      0    0
M&T Capital Trust IV 8.50% PFD     Com               55292c203   340,312.50    13750          SOLE                 13750      0    0
(c013113)
Franklin Electric                  Com               353514102   362,465.28    13984          SOLE                 13984      0    0
Arch Coal                          Com               039380100   386,324.95    25135          SOLE                 25135      0    0
Joy Global                         Com               481165108   391,848.40    10970          SOLE                 10970      0    0
General Electric                   Com               369604103   435,585.52    37166          SOLE                 37166      0    0
American Express                   Com               025816109   449,554.56    19344          SOLE                 19344      0    0
Celgene                            Com               151020104   460,220.80     9620          SOLE                  9620      0    0
Wesco Financial                    Com               950817106   463,272.00     1592          SOLE                  1592      0    0
Calpine                            Com               131347304   473,094.50    42430          SOLE                 42430      0    0
Wells Fargo Cap VII                Com               94979b204   507,123.00    26100          SOLE                 26100      0    0
5.85%(050133)(cNow)
BorgWarner                         Com               099724106   549,644.25    16095          SOLE                 16095      0    0
Cameron International              Com               13342B105   574,376.80    20296          SOLE                 20296      0    0
Western Gas Partners LP            Com               958254104   610,783.80    39380          SOLE                 39380      0    0
Metabolix                          Com               591018809   611,568.00    74400          SOLE                 74400      0    0
Nabors Industries                  Com               G6359f103   613,073.00    39350          SOLE                 39350      0    0
UnitedHealth Group                 Com               91324p102   656,599.30    26285          SOLE                 26285      0    0
Hershey                            Com               427866108   677,700.00    18825          SOLE                 18825      0    0
EOG Resources                      Com               26875p101   699,779.76    10303          SOLE                 10303      0    0
Marathon Oil                       Com               565849106   706,699.15    23455          SOLE                 23455      0    0
Waters                             Com               941848103   714,043.31    13873          SOLE                 13873      0    0
Royal Dutch Shell Cl-A ADR         Com               780259206   747,831.00    14900          SOLE                 14900      0    0
HCC Insurance                      Com               404132102   753,433.80    31380          SOLE                 31380      0    0
St Jude Medical                    Com               790849103   847,071.00    20610          SOLE                 20610      0    0
Tractor Supply                     Com               892356106   861,315.40    20845          SOLE                 20845      0    0
Itron                              Com               465741106   923,523.90    16770          SOLE                 16770      0    0
Symantec                           Com               871503108 1,026,955.70    65915          SOLE                 65915      0    0
Isis Pharmaceuticals               Com               464330109 1,115,235.00    67590          SOLE                 67590      0    0
Stryker                            Com               863667101 1,134,775.70    28555          SOLE                 28555      0    0
Goldman Sachs                      Com               38141g104 1,239,970.40     8410          SOLE                  8410      0    0
Google Cl A                        Com               38259p508 1,272,780.21     3019          SOLE                  3019      0    0
NorthWestern Corp                  Com               668074305 1,317,121.20    57870          SOLE                 57870      0    0
Altera                             Com               021441100 1,378,867.05    84645          SOLE                 84645      0    0
Greenlight Capital                 Com               G4095J109 1,462,348.80    84480          SOLE                 84480      0    0
Bruker                             Com               116794108 1,520,121.60   164160          SOLE                164160      0    0
American Tower Corp Cl A           Com               029912201 1,550,487.75    49175          SOLE                 49175      0    0
Life Technologies                  Com               53217v109 1,653,029.84    39622          SOLE                 39622      0    0
Medtronic                          Com               585055106 1,698,270.75    48675          SOLE                 48675      0    0
BB&T                               Com               054937107 1,790,271.00    81450          SOLE                 81450      0    0
Texas Instruments                  Com               882508104 1,804,749.00    84730          SOLE                 84730      0    0
CVS                                Com               126650100 1,904,551.20    59760          SOLE                 59760      0    0
WellPoint                          Com               94973v107 2,010,663.90    39510          SOLE                 39510      0    0
Sysco                              Com               871829107 2,027,920.80    90210          SOLE                 90210      0    0
Dow Chemical                       Com               260543103 2,319,398.70   143705          SOLE                143705      0    0

                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------- ----------------- --------- ------------ ----------------- ---------- -------- ------------------
                                                                  VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------------- ----------------- --------- ------------ -------- --- ---- ---------- -------- ------ ------ ----
Schlumberger                       Com               806857108 2,442,363.07    45137          SOLE                 45137      0    0
Halliburton                        Com               406216101 2,928,015.00   141450          SOLE                141450      0    0
Nokia ADR                          Com               654902204 2,956,095.00   202750          SOLE                202750      0    0
Vodafone PLC ADR                   Com               92857w209 3,152,059.23   161727          SOLE                161727      0    0
Qualcomm                           Com               747525103 3,372,598.00    74615          SOLE                 74615      0    0
Diageo PLC-Sponsored ADR           Com               25243q205 3,469,063.75    60595          SOLE                 60595      0    0
Rogers                             Com               775109200 3,517,450.00   136600          SOLE                136600      0    0
Coca Cola                          Com               191216100 3,675,074.20    76580          SOLE                 76580      0    0
Emerson Electric                   Com               291011104 3,684,042.00   113705          SOLE                113705      0    0
Applied Materials                  Com               038222105 3,718,759.62   337762          SOLE                337762      0    0
Wal-Mart                           Com               931142103 3,730,364.40    77010          SOLE                 77010      0    0
Sempra Energy                      Com               816851109 3,746,022.77    75479          SOLE                 75479      0    0
3M                                 Com               88579Y101 4,250,873.00    70730          SOLE                 70730      0    0
Wells Fargo                        Com               949746101 4,602,728.50   189725          SOLE                189725      0    0
Procter & Gamble                   Com               742718109 4,916,842.00    96220          SOLE                 96220      0    0
Microsoft                          Com               594918104 4,917,181.05   206865          SOLE                206865      0    0
Cisco                              Com               17275R102 5,141,469.30   275682          SOLE                275682      0    0
Novartis AG ADR                    Com               66987v109 5,208,475.10   127690          SOLE                127690      0    0
Berkshire Hathaway Cl B            Com               084670207 5,507,678.46     1902          SOLE                  1902      0    0
Johnson & Johnson                  Com               478160104 5,585,030.40    98328          SOLE                 98328      0    0
Pepsico                            Com               713448108 5,627,189.52   102387          SOLE                102387      0    0
Exxon Mobil                        Com               30231g102 9,828,926.54   140594          SOLE                140594      0    0